Nature of Business	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Nature of Business
Note 1 — Nature of Business
Fathom Holdco, LLC (the “Company”) was formed on April 16, 2021 as a limited liability company in accordance with the provisions of the Delaware Limited Liability Company Act, as amended (the “Delaware Act”), for the purpose of holding a 100 percent equity interest in MCT Group Holdings, LLC and its subsidiaries (“MCT Holdings”) and holding a 100 percent equity interest in Incodema Holdings, LLC and its subsidiaries (“Incodema Holdings”). For purposes of this report, “Fathom Holdco,” the “Company,” “we,” “our,” “us,” or similar references mean Fathom Holdco, LLC and our consolidated subsidiaries unless the context requires otherwise.
On April 30, 2021, the Company completed a common control reorganization (the “Reorganization”) whereby the interests in both MCT Holdings and Incodema Holdings were contributed to the Company. Prior to and subsequent to the Reorganization, MCT Holdings, Incodema Holdings, and the Company were each, directly or indirectly, under the common control of CORE Industrial Partners Fund I, L.P. (“CORE”) As such, after the completion of the Reorganization, the historical financial statements of the Company were retrospectively updated in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) guidance for common control transactions.
The Company and its subsidiaries offer prototyping and
low-volume
services across a variety of
in-house
additive manufacturing technologies, as well as precision sheet metal and finishing services ranging from prototype through mid-volume
production including internal sheet metal cutting and forming solutions, as well as chemical etching for customers in the aerospace and defense, electronics, medical, automotive, and various other industries. In addition to three-dimensional (“3D”) printing and processing, the Company also offers computer numerical control (“CNC”) machining, injection molding and industrial design capabilities to a diversified customer base in various industries and geographical locations.
Going Concern
In accordance with U.S. GAAP, the Company is required to evaluate whether there are conditions or events that exist as of the date of issuance of these Unaudited Condensed Consolidated Financial Statements that raise doubt as to the Company’s ability to continue as a going concern within the twelve months following issuance.
On April 30, 2021, the Company completed a financing transaction whereby it issued a $172,000 term loan due April 2022 (the “2021 Term Loan”) in order to finance the acquisitions of Centex Machine and Welding, Inc. (“Centex”), Laser Manufacturing, Inc. (“Laser”), Sureshot Precision, LLC d/b/a Micropulse West (“Micropulse West”), and Precision Process Corporation (“PPC”), as well as to refinance the Company’s existing debt, as described in Note 8.
As the Company does not have sufficient cash on hand and cash flow from operations to repay the 2021 Term Loan, the maturity of the 2021 Term Loan raises substantial doubt about our ability to continue as a going concern within the next twelve months. If we are unable to repay, refinance or restructure our 2021 Term Loan, our assets may not be sufficient to repay in full the amounts owed.
To address the upcoming maturity of the 2021 Term Loan, the Company has entered into a new credit facility with its existing creditors (the “New Credit Agreement”). The New Credit Agreement includes a $50,000 revolving credit facility and $125,000 term loan and matures in 2026. The proceeds from these loans will be used to repay the April 2021 Term Loan.
The funding of the New Credit Agreement is contingent on the Company closing a definitive business combination with a publicly traded Special Purpose Acquisition Company (“SPAC”) before April 9, 2022 (the
“SPAC Transaction”). In addition, the cash proceeds of such SPAC Transaction must be in excess of $313,000, or a lesser amount if mutually agreed by the Company and the SPAC.
The Company intends to use the proceeds from the New Credit Agreement to repay the April 2021 Term Loan. If the SPAC Transaction is not completed prior to April 9, 2022, the Company will not receive any funds nor incur any indebtedness from the New Credit Agreement. Given the SPAC Transaction will be subject to regulatory and market conditions, approval by a SPAC’s shareholders, and the SPAC securing adequate financing, it is not within the Company’s control and therefore cannot be deemed probable as of the issuance of these unaudited condensed consolidated financial statements. As a result, the Company has concluded that management’s plans described above do not alleviate substantial doubt about the Company’s ability to continue as a going concern for the next twelve months.
The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Announcement of the SPAC Transaction
On July 16, 2021, the Company and Altimar Acquisition Corp. II (NYSE:ATMR)(“Altimar”), a special purpose acquisition company, announced that they have entered into a definitive business combination agreement (the “Business Combination Agreement”) pursuant to which the Company and Altimar will combine, and after which the combined company will become a publicly-traded company. Upon completion of the transaction, the combined company expects to be listed on the New York Stock Exchange.
As discussed further in Note 15, on November 16, 2021, Altimar and the Company executed amendment No. 1 to the Business Combination Agreement (the “Amendment No. 1 to the Business Combination Agreement”) that amended certain terms of the business combination agreement executed on July 16, 2021. Amendment No.1 to the Business Combination Agreement does not alter the fact that, upon closing of the transaction, the combined company, to be name Fathom Digital Manufacturing Company, will become a publicly traded company that is listed on the New York Stock Exchange.
New Credit Agreement
On July 9, 2021, the Company entered into a financing transaction, which included a $50,000 revolving credit facility and $125,000 term loan, which will be funded at a later date assuming certain subsequent conditions are met including the closing of the SPAC Transaction noted above. See Going concern section of Note 1 and Note 15 for additional information.

Note 1 — Nature of Business
Fathom Holdco, LLC (the “Company”) was formed on April 16, 2021 as a limited liability company in accordance with the provisions of the Delaware Limited Liability Company Act, as amended (the “Delaware Act”), for the purpose of holding a 100 percent equity interest in MCT Group Holdings, LLC and its subsidiaries (“MCT Holdings”) and holding a 100 percent equity interest in Incodema Holdings, LLC and its subsidiaries (“Incodema Holdings”). As of December 31, 2020, both MCT Holdings and Incodema Holdings were under the common control of CORE Industrial Partners Fund I, L.P. (“CORE”).
MCT Holdings was formed on August 27, 2018
 as a limited liability company in accordance with the Delaware Act for the purpose of holding
100
 percent of the equity interest in Midwest Composite Technologies, LLC, acquired on August 31, 2018, acquiring
100
 percent of the equity interest in Kemeera, LLC d/b/a FATHOM (“FATHOM”) on September 23, 2019, and acquiring
100
 percent of the equity interest in ICO Mold, LLC on December 2, 2019, as further described in Note 3.
Incodema Holdings was formed on July 15, 2020 as a limited liability company in accordance with the Delaware Act for the purpose of acquiring 100 percent of the equity interest in Incodema, LLC and Newchem, LLC on July 27, 2020, acquiring Dahlquist Machine, LLC on December 15, 2020, acquiring Majestic Metals, LLC on December 17, 2020 and acquiring Mark Two Engineering, LLC on December 18, 2020, as further described in Note 3.
On April 30, 2021, CORE completed a reorganization whereby the interests in both MCT Holdings and Incodema Holdings were contributed to the Company. As such, the Company determined that the financial statements being presented should be the consolidated financial statements of the Company, inclusive of its wholly owned subsidiaries MCT Holdings and Incodema Holdings, with Incodema Holdings being reflected in the consolidated financial statements effective as of July 27, 2020, or the date it came under common control with MCT Holdings. Accordingly, the contingently redeemable Series A Preferred Units, members’ equity, and earnings per unit of the Company is retrospectively presented on a consolidated basis in these consolidated financial statements
The Company and its subsidiaries offer prototyping and
low-volume
services across a variety of
in-house
additive manufacturing technologies, as well as precision sheet metal and finishing services ranging from prototype through mid-volume
production including internal sheet metal cutting and forming solutions, as well as chemical etching for customers in the aerospace and defense, electronics, medical, automotive, and various other industries. In addition to three-dimensional (“3D”) printing and processing, the Company also offers computer numerical control (“CNC”) machining, injection molding and industrial design capabilities to a diversified customer base in various industries and geographical locations. The Company’s principal operations are located in or in the surrounding areas of Newark, New York; Ithaca, New York; Denver, Colorado; Miami, Florida; Minneapolis, Minnesota; Oakland, California; Toledo, Ohio; Hartland, Wisconsin; Seattle, Washington; and Shenzhen, China.
Going Concern
In accordance with U.S. GAAP, the Company is required to evaluate whether there are conditions or events that exist as of the date of issuance of these consolidated financial statements that raise doubt as to the Company’s ability to continue as a going concern within the twelve months following issuance.
On April 30, 2021, the Company completed a financing transaction whereby it issued a $172,000 term loan due April 2022 (the “2021 Term Loan”) in order to finance the acquisitions of Centex Machine and Welding, Inc.

(“Centex”), Laser Manufacturing, Inc. (“Laser”), Sureshot Precision, LLC d/b/a Micropulse West (“Micropule West”), and Precision Process Corporation (“PPC”), as well as to refinance the Company’s existing debt, as described in Note 8.
As the Company does not have sufficient cash on hand and cash flow from operations to repay the 2021 Term Loan, the maturity of the 2021 Term Loan raises substantial doubt about our ability to continue as a going concern within the next twelve months. If we are unable to repay, refinance or restructure our 2021 Term Loan, our assets may not be sufficient to repay in full the amounts owed.
To address the upcoming maturity of the 2021 Term Loan, the Company has entered into a new credit facility with its existing creditors (the “New Credit Agreement”). The New Credit Agreement includes a $50,000 revolving credit facility and $125,000 term loan and matures in 2026. The proceeds from these loans will be used to repay the 2021 Term Loan.
The funding of the New Credit Agreement is contingent on the Company closing a definitive business combination with a publicly traded Special Purpose Acquisition Company (“SPAC”) before April 9, 2022 (the “SPAC Transaction”). In addition, the cash proceeds of such SPAC Transaction must be in excess of $313,000, or a lesser amount if mutually agreed by the Company and the SPAC.
The Company intends to use the proceeds from the New Credit Agreement to repay the 2021 Term Loan. If the SPAC Transaction is not completed prior to April 9, 2022, the Company will not receive any funds nor incur any indebtedness from the New Credit Agreement. Given the SPAC Transaction will be subject to regulatory and market conditions, approval by a SPAC’s shareholders, and the SPAC securing adequate financing, it is not within the Company’s control and therefore cannot be deemed probable as of the issuance of these consolidated financial statements. As a result, the Company has concluded that management’s plans described above do not alleviate substantial doubt about the Company’s ability to continue as a going concern for the next twelve months.
The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

ALTIMAR ACQUISITION CORP. II [Member]
Nature of Business
Note 1 — Organization and Plan of Business Operations
Altimar Acquisition Corp. II (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on December 7, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “Business Combination”).
The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from December 7, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the proposed initial public offering (“Proposed Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating

income in the form of interest income from the proceeds derived from the Proposed Public Offering. The Company has selected December 31 as its fiscal year end.
The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a Proposed Public Offering of 30,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit (or 34,500,000 Units if the underwriters’ over-allotment option is exercised in full), which is discussed in Note 3, and the sale of 9,000,000 warrants (or 9,900,000 warrants if the underwriters’ over-allotment option is exercised in full) (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Altimar Sponsor II, LLC (the “Sponsor”), that will close simultaneously with the Proposed Public Offering.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Proposed Public Offering, management has agreed that $10.00 per Unit sold in the Proposed Public Offering, including proceeds of the sale of the Private Placement Warrants, will be held in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under

Rule 2a-7

of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company will provide the holders of the public shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their public shares either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially anticipated to be $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of then issued and outstanding public shares, subject to certain limitations as described in the prospectus. The per-share
amount to be distributed to the Public Shareholders who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights in connection with a Business Combination with respect to the Company’s warrants. The Class A ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Proposed Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Proposed Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust account and not previously released to pay taxes, divided by the number of then issued and outstanding Public Shares.
The Company will have until 24 months from the closing of the Proposed Public Offering to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Proposed Public Offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Altimar Acquisition Corp. II (the “
Company
”) is a blank check company incorporated as a Cayman Islands exempted company on December 7, 2020. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities (a “
Business Combination
”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of September 30, 2021, the Company had not commenced any operations. All activity for the period from December 7, 2020 (inception) through September 30, 2021 relates to the Company’s formation, the Company’s initial public offering (the “
Initial Public Offering
”) which is described below, subsequent to the completion of the Initial Public Offering, identifying a target company for a Business Combination, and activities in connection with the proposed business combination with Fathom Holdco, LLC (see Note 6). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The Registration Statement on
Form S-1
(File
No. 333-252260)
(the “
Registration Statement
”) for the Initial Public Offering was declared effective on February 4, 2021. On February 9, 2021, the Company consummated the Initial Public Offering of 34,500,000 units (the “
Units
” and, with respect to the Class A Ordinary Shares and the warrants included in the Units, the “
Public Shares
” and the “
Public Warrants
,” respectively), which includes the full exercise by the underwriters of their over-allotment option in the amount of 4,500,000 Units, at $10.00 per Unit, generating gross proceeds of $345,000,000, as described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 9,900,000 warrants (the “
Private Placement Warrants
” and, together with the Public Warrants, the “
Warrants
”) at a price of $1.00 per Private Placement Warrant in a private placement to Altimar Sponsor II, LLC (the “
Sponsor
”), generating gross proceeds of $9,900,000, as described in Note 4.
Transaction costs amounted to $19,490,958, consisting of $6,900,000 of underwriting fees, $12,075,000 of deferred underwriting fees (see Note 6) and $515,958 of other offering costs. $755,071 of the transaction costs was expensed through the condensed statement of operation on the date of the Initial Public
Offering. The remaining transaction costs were charged to equity.
Following the closing of the Initial Public Offering on February 9, 2021, an amount of $345,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “
Trust Account
”) and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “
Investment Company Act
”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under
Rule 2a-7
of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The New York Stock Exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least
 80% of the assets held in the Trust Account (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account) at the time of the signing a definitive agreement in connection with the initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to complete a Business Combination successfully.
The Company will provide the holders of the Public Shares (the “
Public Shareholders
”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares, equal to the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Business Combination (initially anticipated to be $10.00 per Public Share), including interest (which interest shall be net of taxes payable), divided by the number of the then issued and outstanding Public Shares, subject to certain limitations as described in the Registration Statement. The per-Public
Share amount to be distributed to the Public Shareholders who properly redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters in the Initial Public Offering (as discussed in Note 6). There will be no redemption rights in connection with a Business Combination with respect to the Warrants.
The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the U.S. Securities and Exchange Commission’s (the “
SEC
”) “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the ordinary shares represented in person or by proxy and entitled to vote thereon and who vote at a general meeting, or such other vote as required by applicable law or stock exchange rules. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to the Company’s amended and restated memorandum and articles of association (the “
Amended and Restated Memorandum and Articles of Association
”), conduct the redemptions pursuant to the tender offer rules of the SEC and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote the Founder Shares (as defined below) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, the Public Shareholders may elect to redeem their Public Shares without voting and, if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”)), will be restricted from redeeming its Public Shares with respect to more than an aggregate of

15
% of the Public Shares without the Company’s prior written consent.
Each of the Sponsor and the Company’s executive officers and directors have agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination prior to February 9, 2023 (the “
Combination Period
”) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial
business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment at a per-Public
Share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the amount on deposit in the Trust Account and not previously released to pay taxes, divided by the number of then issued and outstanding Public Shares.
The Company will have until February 9, 2023 to consummate a Business Combination. However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to the Company to pay taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of the then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its board of directors, liquidate and dissolve, subject, in each case, to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares held by the Sponsor if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its affiliates acquires Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company fails to complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the offering price per Unit ($10.00).
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share, due to reductions in the value of trust assets, in each case, net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party that executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriters in the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “
Securities Act
”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.